Investment Objectives and Goals - First Trust RBA Deglobalization ETF	Jul. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust RBA Deglobalization ETF (DGLO)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust RBA Deglobalization ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the RBA U.S. Deglobalization Index (the “Index”).